RELATED PARTY TRANSACTIONS - Compensation of key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Abstract]
Short-term benefits	$ 1,548	$ 2,553	$ 2,198
Share-based payment expense			112
Remuneration of directors and other members of key management	$ 1,548	$ 2,553	$ 2,310